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     2002 Semiannual Report
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     JANUS ORION FUND
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                                                            [LOGO] JANUS

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TABLE OF CONTENTS

     Portfolio Manager Commentary
       and Schedule of Investments ..................................     1

     Statement of Assets and Liabilities ............................     4

     Statement of Operations ........................................     5

     Statement of Changes in Net Assets .............................     6

     Financial Highlights ...........................................     7

     Notes to Schedule of Investments ...............................     8

     Notes to Financial Statements ..................................     9

     Explanation of Charts and Tables ...............................    13

     Shareholder Meeting ............................................    15

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If you'd like to keep track of other Janus funds, all reports are available online at www.janus.com.
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JANUS ORION FUND                                    Ron Sachs, portfolio manager

Janus Orion Fund performed strongly during the period, delivering a 6.33% gain versus a gain of 2.31% by its benchmark, the Standard & Poor's 500 Index. While I am disappointed by the Fund's performance since inception, I take some solace in the fact that our results during the six-month period enabled us to solidly outperform the S&P 500 for the past 12 months.(1) As a result, the Fund acheived a top-decile ranking for the one-year period ended April 30, 2002, placing 14th out of 445 multi-cap growth funds tracked by Lipper, a Reuters Company and a leading mutual fund-rating company.(2) I look forward to reporting better returns going forward. My optimism is fueled by my belief that the overall U.S. economy will recover in late 2002, driven by both continued consumer strength and a liquidity-driven revival in corporate investment.

[PHOTO]

The resiliency of the U.S. equity markets after September 11 seemed surprising, but in hindsight is explainable. There was a concerted effort by global central bankers and government officials to revive the global economy - the steps taken to revive confidence and inject liquidity into the system began to work. Fortunately, the Fund was well positioned for the turnaround. I had invested much of the large cash position held during the summer of 2001 in stocks I felt were undeservedly depressed by fears arising from both the September 11 tragedy and a protracted global recession.

Before discussing specific stocks that contributed positively or negatively to the Fund's performance, I thought it might be useful to speak generally about where we are finding opportunities in today's markets.

Currently, I do not find the overall U.S. market to be undervalued. In fact, some of the 'traditional' growth areas of technology, telecom and media are at relatively high valuation levels despite the fact they have been some of the worst-performing sectors since the market peaked in early 2000. We are, however, finding attractive opportunities in undiscovered growth areas and in broken-growth stocks.

Undiscovered growth areas are industries delivering strong earnings growth that is not widely recognized by the market. A prime example is the insurance industry where insurers are showing pricing power not seen for decades. Our two key holdings in this industry are Berkshire Hathaway and XL Capital.

I define broken-growth stocks as businesses with long-term secular winds at their backs that are facing crises in confidence, liquidity or management. In instances where we believe the market has overreacted to negative perceptions, we are taking advantage by buying potential long-term growth at attractive valuations. HealthSouth Corp. is an example. I decided to buy last year because of my confidence that concerns over the company's liquidity were overdone. That said, broken-growth stocks can be volatile, so we are sizing our positions appropriately and monitoring developments closely.

Media stocks proved the strongest contributors to the Fund. We have been longtime believers in the growth opportunity for media companies targeting the U.S. Hispanic market, particularly Hispanic Broadcasting. Because of the company's strong balance sheet, we believe it should be able to make acquisitions at attractive prices even if the ad market remains weak. Our confidence in Hispanic Broadcasting's operations was reinforced by recent visits to its headquarters in Dallas as well as by multiple conversations with its station managers and its competitors' station managers. Despite the stock's recent strength, we continue to believe Hispanic Broadcasting's business prospects are brighter than those implied by the current share price. This should be one of the fastest growing media companies for the next few years, in my opinion.

Ticketmaster Online, the dominant online ticketing, city guide and dating service was another important positive contributor. The company continues to gain share in its core ticketing business and is expanding this business into the high-margin secondary market for tickets. While we are excited by this new opportunity, the less-attractive risk-reward tradeoff at higher price levels led us to liquidate our position at a profit following the quick run in Ticketmaster's stock price during the period.

The primary disappointment during the period was Sepracor, which plunged on news that its critical product, Soltara, was rejected by the Food and Drug Administration. Sepracor was a large position in the Fund because we believed it was going to leverage off of the success of Soltara to develop a full sales and marketing capability. We have since learned not to assume anything is a certainty when dealing with the Food and Drug Administration. As such, we sold our position in Sepracor and reduced our exposure to emerging and established pharmaceutical companies.

While I remain optimistic about the prospects for an economic recovery in the U.S. in 2002 and 2003, I believe the Fund's holdings should deliver strong earnings growth in most any economic environment. As always, we continue to work to find investments that can grow earnings and value over the long term.

Thank you for your continued investment in Janus Orion Fund.

(1)  Returns include reinvested dividends and distributions.

(2) Lipper, a Reuters Company, is a nationally recognized organization that ranks the performance of mutual funds within a universe of funds that have similar investment objectives. Rankings are historical and are based on total return with capital gains and dividends reinvested. As of March 31, 2002, Lipper ranked Janus Orion Fund 24 out of 467 multi-cap growth funds for the 1-year period.

Past performance does not guarantee future results.

There is no assurance that the investment process will consistently lead to successful investing.

                                             Janus Orion Fund  April 30, 2002  1

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Portfolio Profile
(% of Net Assets)                            April 30, 2002     October 31, 2001
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Equities                                              86.0%                83.1%
  Foreign                                             16.1%                11.1%
Top 10 Equities                                       42.2%                39.2%
Number of Stocks                                         37                   35
Cash, Cash Equivalents and
  Fixed-Income Securities                             14.0%                16.9%

Top 5 Industries
                                             April 30, 2002     October 31, 2001
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Radio                                                  7.1%                 3.8%
Diversified Operations                                 6.0%                 2.9%
Food - Wholesale/Distribution                          5.3%                 0.7%
Reinsurance                                            5.2%                 5.8%
Oil Companies - Integrated                             4.4%                 1.9%

Top 10 Equity Holdings
                                             April 30, 2002     October 31, 2001
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Performance Food Group Co.                             5.3%                 0.7%
Berkshire Hathaway, Inc. - Class B                     5.2%                 5.8%
Hispanic Broadcasting Corp.                            4.5%                 3.8%
EnCana Corp.                                           4.4%                 1.9%
Cendant Corp.                                          4.2%                 2.9%
HEALTHSOUTH Corp.                                      4.2%                   --
Flowserve Corp.                                        4.0%                   --
Embraer-Empresa Brasileira de
  Aeronautica S.A. (ADR)                               3.7%                 4.0%
XL Capital, Ltd. - Class A                             3.4%                 2.7%
Costco Wholesale Corp.                                 3.3%                 1.9%

Average Annual Total Return - for the periods ended April 30, 2002

One Year       Since 6/30/00*
(3.48)%           (27.43)%

Janus Orion Fund
$5,556

S&P 500 Index
$7,578

Performance Overview

[GRAPHIC OMITTED]

A graphic comparison of the change in value of a hypothetical $10,000 investment in Janus Orion Fund and the S&P 500 Index. Janus Orion Fund is represented by a shaded area of blue. The S&P 500 Index is represented by a solid black line. The "y" axis reflects the value of the investment. The "x" axis reflects the computation periods from inception, June 30, 2000, through April 30, 2002. The lower right quadrant reflects the ending value of the hypothetical investment in Janus Orion Fund ($5,556) as compared to the S&P 500 Index ($7,578).

*The Fund's inception date.
Source - Lipper, a Reuters Company 2002.
See "Explanation of Charts and Tables."

Returns have sustained significant gains and losses due to market volatility in the consumer discretionary sector. Due to recent market volatility, the Fund may have an increased position in cash for temporary defensive purposes. Due to market volatility, current performance may be higher or lower than the figures shown. Call 1-800-525-3713 or visit janus.com for more current performance information. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All returns reflect reinvested dividends, distributions and capital gains.

The S&P 500 is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices. The Fund's portfolio may differ significantly from the securities held in the index. The index is not available for direct investment; therefore its performance does not reflect the expenses associated with the active management of an actual portfolio.

A "nondiversified" fund has the ability to take larger positions in a smaller number of issuers than a "diversified" fund. Nondiversified funds may experience greater price volatility.

Schedule of Investments (unaudited)

Shares or Principal Amount                                         Market Value
================================================================================
Common Stock - 86.0%
Aerospace and Defense - 3.7%
     953,687    Embraer-Empresa Brasileira de Aeronautica
                  S.A. (ADR) ................................     $   21,963,412

Broadcast Services and Programming - 3.0%
     386,670    Clear Channel Communications, Inc.* .........         18,154,157

Cable Television - 3.2%
     647,310    USA Networks, Inc.* .........................         19,361,042

Diversified Operations - 6.0%
   1,406,755    Cendant Corp.* ..............................     $   25,307,522
     562,830    Tyco International, Ltd. ....................         10,384,213

                                                                      35,691,735

Electric - Generation - 3.2%
   2,385,795    AES Corp.* ..................................         19,134,076

Fiduciary Banks - 2.3%
     380,625    Bank of New York Company, Inc. ..............         13,927,069

See Notes to Schedule of Investments.

2  Janus Orion Fund  April 30, 2002
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JANUS ORION FUND

Schedule of Investments (unaudited)

Shares or Principal Amount                                         Market Value
================================================================================
Finance - Investment Bankers/Brokers - 3.9%
     231,375    Goldman Sachs Group, Inc. ...................     $   18,220,781
      91,510    Lehman Brothers Holdings, Inc. ..............          5,399,090

                                                                      23,619,871

Food - Wholesale/Distribution - 5.3%
     888,260    Performance Food Group Co.* .................         32,004,896

Human Resources - 0.4%
      97,930    Administaff, Inc.* ..........................          2,247,494

Insurance Brokers - 2.6%
     183,090    Arthur J. Gallagher & Co. ...................          6,609,549
     236,540    Hilb, Rogal and Hamilton Co. ................          8,699,941

                                                                      15,309,490

Internet Brokers - 2.4%
   1,945,350    E*TRADE Group, Inc.* ........................         14,667,939

Machinery - Pumps - 4.0%
     702,160    Flowserve Corp.* ............................         24,224,520

Medical - Generic Drugs - 0.3%
      91,515    Taro Pharmaceutical Industries, Ltd.* .......          2,008,388

Medical - HMO - 1.5%
     135,370    Anthem, Inc.* ...............................          9,232,234

Medical - Hospitals - 2.8%
     285,875    Community Health Systems, Inc.* .............          8,296,093
     116,830    Tenet Healthcare Corp.* .....................          8,571,817

                                                                      16,867,910

Medical Products - 2.6%
   2,741,676    Smith & Nephew PLC ..........................         15,602,221

Motion Pictures and Services - 1.5%
     549,605    Metro-Goldwyn-Mayer, Inc.* ..................          8,876,121

Oil - Field Services - 2.2%
     758,930    Halliburton Co. .............................         12,894,221

Oil Companies - Integrated - 4.4%
     841,233    EnCana Corp. ................................         26,421,173

Oil Refining and Marketing - 1.2%
     251,690    Premcor, Inc.* ..............................          7,110,242

Physical Therapy and Rehabilitation Centers - 4.2%
   1,650,430    HEALTHSOUTH Corp.* ..........................         24,921,493

Property and Casualty Insurance - 3.4%
     213,250    XL Capital, Ltd. - Class A ..................         20,120,138

Radio - 7.1%
   1,000,550    Hispanic Broadcasting Corp.* ................         26,834,751
     281,445    Radio One, Inc. - Class D* ..................          6,022,923
     183,080    Westwood One, Inc.* .........................          6,590,880
     247,430    XM Satellite Radio Holdings, Inc.- Class A* .          2,847,919

                                                                      42,296,473

Real Estate Management/Services - 2.1%
     341,175    LNR Property Corp. ..........................         12,487,005

Reinsurance - 5.2%
      12,855    Berkshire Hathaway, Inc. - Class B* .........         31,276,215

Retail - Bookstore - 1.3%
     257,130    Barnes & Noble, Inc.* .......................          7,770,469

Retail - Discount - 3.3%
     486,820    Costco Wholesale Corp.* .....................     $   19,570,164

Savings/Loan/Thrifts - 0.6%
     229,040    Sovereign Bancorp, Inc. .....................          3,305,047

Semiconductor Components/Integrated Circuits - 1.2%
   1,253,685    Vitesse Semiconductor Corp.* ................          7,497,036

Television - 1.1%
     164,765    Univision Communications, Inc. - Class A* ...          6,584,009
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Total Common Stock (cost $455,901,891) ......................        515,146,260
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Corporate Bonds - 0.5%
Medical - Drugs - 0.5%
$  4,580,000    Sepracor, Inc., 7.00%
                  convertible subordinated debentures
                  due 12/15/05 (cost $3,333,438) ............          3,177,375
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Short-Term Corporate Note - 4.8%
                Citigroup, Inc.
  29,000,000      1.83%, 5/1/02
                  (amortized cost $29,000,000) ..............         29,000,000
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Time Deposits - 5.0%
                Societe Generale, New York
  29,000,000      1.8125%, 5/1/02 ...........................         29,000,000
                State Street Bank and Trust Co.
     700,000      1.875%, 5/1/02 ............................            700,000
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Total Time Deposits (cost $29,700,000) ......................         29,700,000
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U.S. Government Agencies - 4.2%
                Federal Home Loan Bank System:
  20,000,000      1.72%, 5/3/02 .............................         19,998,200
   5,000,000      1.75%, 5/23/02 ............................          4,994,653
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Total U.S. Government Agencies (amortized cost $24,992,853) .         24,992,853
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Total Investments (total cost $542,928,182) - 100.5% ........        602,016,488
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Liabilities, net of Cash, Receivables and Other Assets - (0.5%)      (2,841,505)
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Net Assets - 100% ...........................................     $  599,174,983
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Summary of Investments by Country, April 30, 2002

Country                        % of Investment Securities          Market Value
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Bermuda                                              5.1%         $   30,504,351
Brazil                                               3.6%             21,963,412
Canada                                               4.4%             26,421,173
Israel                                               0.3%              2,008,388
United Kingdom                                       2.6%             15,602,221
United States++                                     84.0%            505,516,943
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Total                                              100.0%         $  602,016,488

++Includes Short-Term Securities (70.1% excluding Short-Term Securities)

See Notes to Schedule of Investments.

                                             Janus Orion Fund  April 30, 2002  3

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STATEMENT OF ASSETS AND LIABILITIES

As of April 30, 2002 (unaudited)
(all numbers in thousands
except net asset value per share)

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Assets:
Investments at cost                                                 $    542,928

Investments at value                                                $    602,016
  Cash                                                                     1,057
  Receivables:
    Investments sold                                                      15,699
    Fund shares sold                                                         881
    Dividends                                                                228
    Interest                                                                 123
  Other assets                                                                 1
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Total Assets                                                             620,005
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Liabilities:
  Payables:
    Investments purchased                                                 19,182
    Fund shares repurchased                                                  735
    Advisory fees                                                            331
    Transfer agent fees and expenses                                         138
  Accrued expenses                                                           444
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Total Liabilities                                                         20,830
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Net Assets                                                          $    599,175
Shares Outstanding, $0.01 Par Value
  (unlimited shares authorized)                                          108,176

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Net Asset Value Per Share                                           $       5.54
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See Notes to Financial Statements.

4  Janus Orion Fund  April 30, 2002

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STATEMENT OF OPERATIONS

For the six months ended
April 30, 2002 (unaudited)
(all numbers in thousands)

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Investment Income:
  Interest                                                          $        782
  Dividends                                                                1,546
  Foreign tax withheld                                                      (73)
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Total Investment Income                                                    2,255
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Expenses:
  Advisory fees                                                            2,109
  Transfer agent fees and expenses                                         1,006
  Registration fees                                                           27
  Postage and mailing expenses                                               115
  Custodian fees                                                              44
  Printing expenses                                                          157
  Audit fees                                                                   8
  Trustees' fees and expenses                                                  3
  Other expenses                                                              15
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Total Expenses                                                             3,484
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Expense and Fee Offsets                                                    (123)
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Net Expenses                                                               3,361
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Net Investment Income/(Loss)                                             (1,106)
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Net Realized and Unrealized Gain/(Loss) on Investments:
  Net realized gain/(loss) from securities transactions                  (2,352)
  Net realized gain/(loss) from foreign
    currency transactions                                                    (3)
  Change in net unrealized appreciation/(depreciation)
    of investments and foreign currency translations                      43,706
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Net Realized and Unrealized Gain/(Loss) on Investments                    41,351
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Net Increase/(Decrease) in Net Assets Resulting from Operations     $     40,245
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See Notes to Financial Statements.

                                             Janus Orion Fund  April 30, 2002  5

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STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2002 (unaudited)
and for the fiscal year ended October 31
(all numbers in thousands)                                                 2002             2001

------------------------------------------------------------------------------------------------
Operations:
  Net investment income/(loss)                                     $    (1,106)     $      (494)
  Net realized gain/(loss) from investment and
    foreign currency transactions                                       (2,355)        (627,022)
  Change in unrealized net appreciation/(depreciation)
    of investments and foreign currency translations                     43,706          164,704
------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations          40,245        (462,812)
------------------------------------------------------------------------------------------------
Dividends and Distributions to Shareholders:
  Net investment income*                                                     --          (2,740)
  Net realized gain from investment transactions*                            --               --
------------------------------------------------------------------------------------------------
Net Decrease from Dividends and Distributions                                --          (2,740)
------------------------------------------------------------------------------------------------
Capital Share Transactions:
  Shares sold                                                           126,543          326,303
  Reinvested dividends and distributions                                     --            2,669
  Shares repurchased                                                  (169,916)        (388,745)
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Net Increase/(Decrease) from Capital Share Transactions                (43,373)         (59,773)
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Net Increase/(Decrease) in Net Assets                                   (3,128)        (525,325)
Net Assets:
  Beginning of period                                                   602,303        1,127,628
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  End of period                                                    $    599,175     $    602,303
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Net Assets Consist of:
  Capital (par value and paid-in surplus)*                         $  1,188,448     $  1,231,821
  Accumulated net investment income/(loss)*                             (1,103)                3
  Accumulated net realized gain/(loss) from investments*              (647,260)        (644,905)
  Unrealized appreciation/(depreciation) of
    investments and foreign currency translations                        59,090           15,384
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                                                                   $    599,175     $    602,303
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Transactions in Fund Shares:
  Shares sold                                                            21,926           49,464
  Reinvested distributions                                                   --              369
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Total                                                                    21,926           49,833
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  Shares repurchased                                                   (29,410)         (62,198)
Net Increase/(Decrease) in Fund Shares                                  (7,484)         (12,365)
Shares Outstanding, Beginning of Period                                 115,660          128,025
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Shares Outstanding, End of Period                                       108,176          115,660
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Purchases and Sales of Investment Securities:
 (excluding short-term securities)
  Purchases of securities                                          $    476,179     $  1,325,728
  Proceeds from sales of securities                                     499,836        1,442,333
  Purchases of long-term U.S. government obligations                         --               --
  Proceeds from sales of long-term U.S. government obligations               --               --

*See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

6  Janus Orion Fund  April 30, 2002

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FINANCIAL HIGHLIGHTS

For a share outstanding during the
six months ended April 30, 2002 (unaudited)
and through each fiscal year or
period ended October 31                            2002            2001         2000(2)

---------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $     5.21      $     8.81      $    10.00
---------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                    (.01)              --             .02
  Net gains/(losses) on securities
    (both realized and unrealized)                  .34          (3.58)          (1.21)
---------------------------------------------------------------------------------------
Total from Investment Operations                    .33          (3.58)          (1.19)
---------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*            --           (.02)              --
  Distributions (from capital gains)*                --              --              --
---------------------------------------------------------------------------------------
Total Distributions                                  --           (.02)              --
---------------------------------------------------------------------------------------
Net Asset Value, End of Period               $     5.54      $     5.21      $     8.81
---------------------------------------------------------------------------------------
Total Return**                                    6.33%        (40.69)%        (11.90)%
---------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)     $  599,175      $  602,303      $1,127,628
Average Net Assets for the Period
  (in thousands)                             $  654,396      $  762,142      $1,086,834
Ratio of Gross Expenses to
  Average Net Assets***(1)                        1.07%           1.06%           1.14%
Ratio of Net Expenses to
  Average Net Assets***(1)                        1.04%           1.03%           1.12%
Ratio of Net Investment Income/
  (Loss) to Average Net Assets***               (0.34)%         (0.06)%           0.82%
Portfolio Turnover Rate***                         169%            206%             35%

(1)  See "Explanation of Charts and Tables."
(2) Fiscal period from June 30, 2000 (inception) to October 31, 2000. *See Note 3 in Notes to Financial Statements.
   **Total return not annualized for periods of less than one full year. ***Annualized for periods of less than one full year.

See Notes to Financial Statements.

                                             Janus Orion Fund  April 30, 2002  7

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NOTES TO SCHEDULE OF INVESTMENTS

* Non-income-producing security

8  Janus Orion Fund  April 30, 2002

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NOTES TO FINANCIAL STATEMENTS

The following section describes the organization and significant accounting policies of Janus Orion Fund (the "Fund") and provides more detailed information about the schedules and tables that appear throughout this report. In addition, the Notes explain how the Fund operates and the methods used in preparing and presenting this report.

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Janus Investment Fund (the "Trust") is registered under the Investment Company Act of 1940 (the "1940 Act") as a no-load, open-end management investment company. The Fund invests primarily in equity securities. The Fund is nondiversified.

The following policies have been consistently followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America in the investment company industry.

INVESTMENT VALUATION
Securities are valued at the closing price for securities traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's Trustees. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Foreign securities are converted to U.S. dollars using exchange rates at the close of the New York Stock Exchange. When market quotations are not readily available, securities are valued at their fair value as determined in good faith under procedures established by and under the supervision of the Fund's Trustees.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME
Investment transactions are accounted for as of the date purchased or sold. Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

FORWARD CURRENCY TRANSACTIONS AND FUTURES CONTRACTS
The Fund enters into forward currency contracts in order to reduce its exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contract is included in net realized gain or loss from foreign currency transactions.

Forward currency contracts held by the Fund are fully collateralized by other securities, which are denoted in the accompanying Schedule of Investments. Such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gain and loss are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to security transactions and income.

The Fund may enter into futures contracts and options on securities, financial indices and foreign currencies, forward contracts and interest rate swaps and swap-related products. The Fund intends to use such derivative instruments primarily to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts and options may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

                                             Janus Orion Fund  April 30, 2002  9

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--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (continued)

Futures contracts are marked to market daily, and the resultant variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, open forward and futures contracts are marked to market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end.

Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

INITIAL PUBLIC OFFERINGS
The Fund may invest in initial public offerings (IPOs). IPOs and other investment techniques may have a magnified performance impact on a fund with a small asset base. The Fund may not experience similar performance as its assets grow.

RESTRICTED SECURITY TRANSACTIONS
Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security which the Fund seeks to sell. In addition, these securities may exhibit greater price volatlity than securities for which secondary markets exist.

DIVIDEND DISTRIBUTIONS AND EXPENSES
The Fund generally declares and distributes dividends and capital gains (if any) annually. The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses.

ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES
No provision for income taxes is included in the accompanying financial statements as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with the Internal Revenue Code applicable to regulated investment companies.

10  Janus Orion Fund  April 30, 2002

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2.   INVESTMENT ADVISORY AGREEMENT AND OTHER
     TRANSACTIONS WITH AFFILIATES

The advisory agreement with the Fund spells out the fees that the Fund must pay. The Fund's management fee is equal to 0.65% of average daily net assets.

Janus Services LLC, a wholly owned subsidiary of Janus Capital Management LLC ("Janus Capital"), receives an annual fee of 0.16% of the Fund's average net assets, plus $4.00 per shareholder account for transfer agent services plus reimbursement of certain out-of-pocket expenses (primarily postage and telephone charges).

Officers and trustees of the Fund may also be officers and/or directors of Janus Capital; however, such officers and trustees receive no compensation from the Fund.

The Fund's expenses may be reduced by voluntary brokerage credits from unaffiliated brokers. Such credits are included in Expense and Fee Offsets in the Statement of Operations. Brokerage commissions paid to the unaffiliated brokers reduce transfer agent fees and expenses.

DST Systems, Inc. (DST), an affiliate of Janus Capital through a degree of common ownership, provides a shareholder accounting system to the Fund. DST Securities, Inc., a wholly owned subsidiary of DST, is designated as an introductory broker on certain portfolio transactions. Brokerage commissions paid to DST Securities, Inc. serve to reduce transfer agent fees and expenses. Brokerage commissions paid, fees reduced and the net fees paid to DST for the period ended April 30, 2002, are noted below.

     DST Securities, Inc.               Fund
         Commissions                  Expense
            Paid*                    Reduction*                  DST Fees
================================================================================
          $45,000                     $33,758                    $154,193
--------------------------------------------------------------------------------
*The difference between commissions paid to DST Securities, Inc. and expenses reduced constitute commissions paid to an unaffiliated clearing broker.

                                            Janus Orion Fund  April 30, 2002  11

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--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (continued)

3.   FEDERAL INCOME TAX

Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales, foreign currency transactions, net operating losses and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2001, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. These carryovers expire between October 31, 2008 and October 31, 2009.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2002, are also noted below:

  Accumulated      Federal Tax      Unrealized       Unrealized          Net
 Capital Losses       Cost         Appreciation    (Depreciation)   Appreciation
--------------------------------------------------------------------------------
 $(636,252,400)   $547,883,020      $75,170,263     $(21,036,795)    $54,133,468
--------------------------------------------------------------------------------

12  Janus Orion Fund  April 30, 2002

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--------------------------------------------------------------------------------

EXPLANATION OF CHARTS AND TABLES (unaudited)

1.   PERFORMANCE OVERVIEWS

The performance overview graph on a previous page compares the performance of a $10,000 investment in the Fund (from inception) with one or more widely used market indices through April 30, 2002.

When comparing the performance of the Fund with an index, keep in mind that market indices do not include brokerage commissions that would be incurred if you purchased the individual securities in the index. They also do not include taxes payable on dividends and interest or operating expenses incurred if you maintained a portfolio invested in the index.

Average annual total returns are also quoted for the Fund. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

2.   SCHEDULE OF INVESTMENTS

Following the performance overview section is the Fund's Schedule of Investments. This schedule reports the industry concentrations and types of securities held in the Fund's portfolio on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. government obligations, etc.) and by industry classification (banking, communications, insurance, etc.).

The market value of each security is quoted as of the last day of the reporting period. The values of securities denominated in foreign currencies are converted into U.S. dollars.

A summary of investments by country is provided if the Fund invested in foreign securities in the period ended April 30, 2002. This summary reports the Fund's exposure to different countries by providing the percentage of securities invested in each country.

2A.  FORWARD CURRENCY CONTRACTS

A table listing forward currency contracts follows the Fund's Schedule of Investments (if applicable). Forward currency contracts are agreements to deliver or receive a preset amount of currency at a future date. Forward currency contracts are used to hedge against foreign currency risk in the Fund's long-term holdings.

The table provides the name of the foreign currency, the settlement date of the contract, the amount of the contract, the value of the currency in U.S. dollars and the amount of unrealized gain or loss. The amount of unrealized gain or loss reflects the change in currency exchange rates from the time the contract was opened to the last day of the reporting period.

3.   STATEMENT OF ASSETS AND LIABILITIES

This statement is often referred to as the "balance sheet." It lists the assets and liabilities of the Fund on the last day of the reporting period.

The Fund's assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on stocks owned and the receivable for Fund shares sold to investors but not yet settled. The Fund's liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The last line of this statement reports the Fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund's net assets (assets minus liabilities) by the number of shares outstanding.

4.   STATEMENT OF OPERATIONS

This statement details the Fund's income, expenses, gains and losses on securities and currency transactions, and appreciation or depreciation of current portfolio holdings.

The first section in this statement, entitled "Investment Income," reports the dividends earned from stocks and interest earned from interest-bearing securities in the Fund.

                                            Janus Orion Fund  April 30, 2002  13

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--------------------------------------------------------------------------------

EXPLANATION OF CHARTS AND TABLES (unaudited) (continued)

The next section reports the expenses and expense offsets incurred by the Fund, including the advisory fee paid to the investment advisor, transfer agent fees, shareholder servicing expenses, and printing and postage for mailing statements, financial reports and prospectuses.

The last section lists the increase or decrease in the value of securities held in the Fund's portfolio. The Fund realizes a gain (or loss) when it sells a position in a particular security. An unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund's portfolio during the period. "Net Realized and Unrealized Gain/(Loss) on Investments" is affected both by changes in the market value of portfolio holdings and by gains (or losses) realized during the reporting period.

5.   STATEMENT OF CHANGES IN NET ASSETS

This statement reports the increase or decrease in the Fund's net assets during the reporting period. Changes in the Fund's net assets are attributable to investment operations, dividends, distributions and capital share transactions. This is important to investors because it shows exactly what caused the Fund's net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets because of the Fund's investment performance. The Fund's net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends in cash, money is taken out of the Fund to pay the distribution. If investors reinvest their dividends, the Fund's net assets will not be affected. If you compare the Fund's "Net Decrease from Dividends and Distributions" to the "Reinvested dividends and distributions," you'll notice that dividend distributions had little effect on the Fund's net assets. This is because the majority of Janus investors reinvest their distributions.

The reinvestment of dividends is included under "Capital Share Transactions." "Capital Shares" refers to the money investors contribute to the Fund through purchases or withdraw via redemptions. The Fund's net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

The section entitled "Net Assets Consist of" breaks down the components of the Fund's net assets. Because the Fund must distribute substantially all earnings, you'll notice that a significant portion of net assets is shareholder capital.

6.   FINANCIAL HIGHLIGHTS

This schedule provides a per-share breakdown of the components that affect the Fund's net asset value (NAV) for current and past reporting periods. Not only does this table provide you with total return, it also reports total distributions, asset size, expense ratios and portfolio turnover rate.

The first line in the table reflects the Fund's NAV per share at the beginning of the reporting period. The next line reports the Fund's net investment income per share, which comprises dividends and interest income earned on securities held by the Fund. Following is the total of gains, realized and unrealized. Dividends and distributions are then subtracted to arrive at the NAV per share at the end of the period.

Also included are the Fund's expense ratios, or the percentage of net assets that was used to cover operating expenses during the period. Expense ratios vary across funds for a number of reasons, including the differences in average shareholder account size, the frequency of dividend payments and the extent of foreign investments, which entail greater transaction costs.

The Fund's expenses may be reduced through expense-reduction arrangements. These arrangements include the use of brokerage commissions, uninvested cash balances earning interest or balance credits. The Statement of Operations reflects total expenses before any such offset, the amount of offset and the net expenses. The expense ratios listed in the Financial Highlights reflect total expenses both prior to any expense offset and after the offsets.

The ratio of net investment income/(loss) summarizes the income earned less expenses divided by the average net assets of a Fund during the reporting period. Don't confuse this ratio with a Fund's yield. The net investment income ratio is not a true measure of a Fund's yield because it doesn't take into account the dividends distributed to the Fund's investors.

The next ratio is the portfolio turnover rate, which measures the buying and selling activity in the Fund's portfolio. Portfolio turnover is affected by market conditions, changes in the size of a Fund, the nature of the Fund's investments and the investment style of the portfolio manager. A 100% rate implies that an amount equal to the value of the entire portfolio is turned over in a year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the portfolio is sold every six months.

14  Janus Orion Fund  April 30, 2002

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--------------------------------------------------------------------------------

SHAREHOLDER MEETING

Each of the prosposals described below were considered at a special meeting of the Fund's Shareholders. The meeting was held on January 31, 2002, and was adjourned to February 20, 2002, with respect to certain matters for the Fund. Tabulations of the votes received on each of the proposals presented at the meeting appear below. Each vote reported represents a value held on the record date for the meeting.

PROPOSAL 1
To elect a board of Trustees of the Trust.

                                     Number of Shares              Percentage of Outstanding Shares    Percentage of Shares Voted
Trustees                Affirmative      Withheld         Total     Affirmative  Withheld    Total   Affirmative  Withheld    Total
------------------------------------------------------------------------------------------------------------------------------------
Thomas H. Bailey      13,231,258,082   734,360,127   13,965,618,209    55.39%      3.07%     58.46%     94.74%      5.26%    100.00%
Dennis B. Mullen      13,643,194,130   322,424,079   13,965,618,209    57.11%      1.35%     58.46%     97.69%      2.31%    100.00%
James T. Rothe        13,644,665,214   320,952,995   13,965,618,209    57.12%      1.34%     58.46%     97.70%      2.30%    100.00%
William D. Stewart    13,646,777,141   318,841,068   13,965,618,209    57.13%      1.33%     58.46%     97.72%      2.28%    100.00%
Martin H. Waldinger   13,641,999,929   323,618,280   13,965,618,209    57.11%      1.35%     58.46%     97.68%      2.32%    100.00%
------------------------------------------------------------------------------------------------------------------------------------

                                            Janus Orion Fund  April 30, 2002  15

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--------------------------------------------------------------------------------

SHAREHOLDER MEETING (continued)

PROPOSAL 2
To consider and approve a new investment advisory agreement between Janus Investment Fund, on behalf of the Fund, and Janus Capital Corporation.

                                                                        Number of Shares
                                         Record
Fund                                  Total Shares      Affirmative          Against          Abstain
-------------------------------------------------------------------------------------------------------
Janus Orion Fund                       115,254,520      49,373,450          2,208,425         1,411,135
-------------------------------------------------------------------------------------------------------

                                    Percentage of Outstanding Shares      Percentage of Shares Voted

Fund                                Affirmative   Against    Abstain   Affirmative   Against    Abstain
-------------------------------------------------------------------------------------------------------
Janus Orion Fund                       42.84%      1.92%      1.22%       93.17%      4.17%      2.66%
-------------------------------------------------------------------------------------------------------

PROPOSAL 3
To authorize the trustees to adopt an Amended and Restated Agreement and Declaration of Trust.

                                                                                 Number of Shares
                                         Record                                                                Broker
Fund                                  Total Shares      Affirmative          Against          Abstain         Non-Votes
-----------------------------------------------------------------------------------------------------------------------
Janus Investment Fund                23,887,649,912   12,373,917,860       894,447,064      243,937,574     453,315,711
-----------------------------------------------------------------------------------------------------------------------

                                             Percentage of Outstanding Shares                 Percentage of Shares Voted
                                                                            Broker                                       Broker
Fund                                    Affirmative   Against    Abstain   Non-Vote  Affirmative    Against    Abstain  Non-Votes
---------------------------------------------------------------------------------------------------------------------------------
Janus Investment Fund                      51.80%      3.74%      1.02%      1.90%     88.60%        6.40%      1.75%      3.25%
---------------------------------------------------------------------------------------------------------------------------------

PROPOSAL 4A
To approve recissions to the fundamental restriction concerning the diversification of the Fund's investments.

                                                                                 Number of Shares
                                         Record                                                                Broker
Fund                                  Total Shares      Affirmative          Against          Abstain         Non-Votes
-----------------------------------------------------------------------------------------------------------------------
Janus Orion Fund                       115,254,520       35,586,200          2,766,586        1,376,437      13,263,787
-----------------------------------------------------------------------------------------------------------------------

                                             Percentage of Outstanding Shares                 Percentage of Shares Voted
                                                                            Broker                                       Broker
Fund                                    Affirmative   Against    Abstain   Non-Vote  Affirmative    Against    Abstain  Non-Votes
---------------------------------------------------------------------------------------------------------------------------------
Janus Orion Fund                           30.88%      2.40%      1.19%     11.51%      67.15%       5.22%      2.60%     25.03%
---------------------------------------------------------------------------------------------------------------------------------

PROPOSAL 4B
To approve rescission of the fundamental restriction concerning the Fund's investments in commodities.

                                                                                 Number of Shares
                                         Record                                                                Broker
Fund                                  Total Shares      Affirmative          Against          Abstain         Non-Votes
-----------------------------------------------------------------------------------------------------------------------
Janus Orion Fund                       115,254,520       34,808,064         3,490,778         1,430,381      13,263,787
-----------------------------------------------------------------------------------------------------------------------

                                             Percentage of Outstanding Shares                 Percentage of Shares Voted
                                                                            Broker                                       Broker
Fund                                    Affirmative   Against    Abstain   Non-Vote  Affirmative    Against    Abstain  Non-Votes
---------------------------------------------------------------------------------------------------------------------------------
Janus Orion Fund                           30.20%      3.03%      1.24%     11.51%      65.68%       6.59%      2.70%     25.03%
---------------------------------------------------------------------------------------------------------------------------------

16 and 17  Janus Orion Fund  April 30, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHAREHOLDER MEETING (continued)

PROPOSAL 4C
To approve revisions to the fundamental restriction concerning the lending of the Fund's portfolio securities.

                                                                                 Number of Shares
                                         Record                                                                Broker
Fund                                  Total Shares      Affirmative          Against          Abstain         Non-Votes
-----------------------------------------------------------------------------------------------------------------------
Janus Orion Fund                       115,254,520       34,331,463         3,949,284         1,448,476      13,263,787
-----------------------------------------------------------------------------------------------------------------------

                                             Percentage of Outstanding Shares                 Percentage of Shares Voted
                                                                            Broker                                       Broker
Fund                                    Affirmative   Against    Abstain   Non-Vote  Affirmative    Against    Abstain  Non-Votes
---------------------------------------------------------------------------------------------------------------------------------
Janus Orion Fund                           29.79%      3.42%      1.26%     11.51%      64.79%       7.45%      2.73%     25.03%
---------------------------------------------------------------------------------------------------------------------------------

PROPOSAL 4D
To approve revisions to the fundamental restriction concerning borrowing money and issuing senior securities.

                                                                                 Number of Shares
                                         Record                                                                Broker
Fund                                  Total Shares      Affirmative          Against          Abstain         Non-Votes
-----------------------------------------------------------------------------------------------------------------------
Janus Orion Fund                       115,254,520       34,507,520         3,721,327         1,500,376      13,263,787
-----------------------------------------------------------------------------------------------------------------------

                                             Percentage of Outstanding Shares                 Percentage of Shares Voted
                                                                            Broker                                       Broker
Fund                                    Affirmative   Against    Abstain   Non-Vote  Affirmative    Against    Abstain  Non-Votes
---------------------------------------------------------------------------------------------------------------------------------
Janus Orion Fund                           29.94%      3.23%      1.30%     11.51%      65.12%       7.02%      2.83%     25.03%
---------------------------------------------------------------------------------------------------------------------------------

18 and 19  Janus Orion Fund  April 30, 2002

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--------------------------------------------------------------------------------

NOTES

20  Janus Orion Fund  April 30, 2002

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--------------------------------------------------------------------------------

NOTES

                                            Janus Orion Fund  April 30, 2002  21

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                       [LOGO] JANUS

                              www.janus.com

                              100 Fillmore Street
                              Denver, CO 80206
                              1-800-525-3713

Funds distributed by Janus Distributors LLC. This material must be preceded or accompanied by a prospectus. (5/02)

                                                                      OR62-06/02

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